Balances and Transactions in Foreign Currencies - Balances (Details) - MXN ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Short-Term Assets	$ 94,606	$ 132,500
Long-Term Assets	1,869	2,206
Short-Term Liabilities	8,618	6,038
Long-Term Liabilities	103,900	91,373
U.S. dollars
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Short-Term Assets	93,411	128,143
Long-Term Assets	791	895
Short-Term Liabilities	7,981	5,534
Long-Term Liabilities	81,879	71,969
Euros
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Short-Term Assets	1,149	4,311
Long-Term Assets	0	0
Short-Term Liabilities	611	498
Long-Term Liabilities	22,021	19,404
Other currencies
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Short-Term Assets	46	46
Long-Term Assets	1,078	1,311
Short-Term Liabilities	26	6
Long-Term Liabilities	$ 0	$ 0